Application of New and Revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2017
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Application of New and Revised International Financial Reporting Standards
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS

The IASB has issued a number of amendments to IFRSs that are first effective for the current accounting period of the Group. None of these impact on the accounting policies of the Group. However, additional disclosure has been included in note 15(b) to satisfy the new disclosure requirements introduced by the amendments to IAS 7, Statement of cash flows: Disclosure initiative, which require entities to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. Comparative information has not been presented.

The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2017 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

Effective for accounting periods beginning on or after

IFRS 9	Financial Instruments	January 1, 2018
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRS 16	Leases	January 1, 2019
Amendments to IFRSs	Annual Improvements to IFRSs 2014 – 2016 Cycle	January 1, 2018
Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Not yet been determined
Amendments to IAS 28	Long-term Investments in Associates and Joint Ventures	January 1, 2019
Amendments to IAS 40	Transfers of Investment Property	January 1, 2018
IFRIC-Int 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC-Int 23	Uncertainty over Income Tax Treatments	January 1, 2019

The Group is in the process of making an assessment of what the impact of these amendments is expected to be in the period of initial application. So far the Group has identified some aspects of the new standards which may have impact on the consolidated financial statements. Further details of the expected impacts are discussed below. While the assessment has been substantially completed for IFRS 9 and IFRS 15, the actual impacts upon the initial adoption of the standards may differ as the assessment completed to date is based on the information currently available to the Group, and further impacts may be identified before the standards are initially applied in the Group’s quarterly financial statemnets for the three months ended March 31, 2018. The Group may also change its accounting policy elections, including the transition options, until the standards are initially applied in that financial report.

IFRS 9 Financial Instruments

IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group currently plans to adopt IFRS 9 initially on January 1, 2018. IFRS 9 contains three principal classification and measurement categories for financial assets: amortized cost, fair value through other comprehensive income (“FVOCI”) and fair value through profit or loss (“FVTPL”).

The Group did not have any financial assets or liabilities designated at FVOCI or FVTPL as at December 31, 2017.

There is a change in hedge accounting rules that more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Group did not have any such hedging instruments as at December 31, 2017.

IFRS 9 requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. It will apply to financial assets measured at amortized cost and debt securities measured at FVOCI. The Group has assessed how its impairment provisions would be affected by the new model. So far it has concluded that there would be no material impact for the application of the new impairment requirements.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Group’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group currently plans to adopt IFRS 15 initially on January 1, 2018.

IFRS 15 establishes a five-step model comprehensive framework for the recognition of revenue from contracts with customer: (i) identify the contract; (ii) identify performance obligations; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.

(a)	Timing of revenue recognition

Currently, revenue from the sale of goods is generally recognized when the risks and rewards of ownership have passed to the customers.

Under IFRS 15, revenue is recognized when the customer obtains control of the promised good or service in the contract.

The Group has assessed that the new revenue standard is not likely to have significant impact on how it recognizes revenue from sale of goods.

(b)	Sales with a right of return

Currently when the tier-one distributors and international distributors and vehicle manufacturers customers are allowed to return the Group’s products, the Group estimates the level of expected returns and makes an adjustment against revenue and cost of sales. Historically, the Group experienced a minimal rate of product return from these customers, so the level of expected return has been zero.

The Group has assessed that the adoption of IFRS 15 will not materially affect how the Group recognizes revenue and cost of sales when the customers have a right of return.

However, the new requirement to recognize separately a return asset for the products expected to be returned will impact the presentation in the consolidated statement of financial position as the Group currently adjusts the carrying amounts of inventory for the expected returns, instead of recognizing a separate asset.